COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2015 vessel	Jun. 30, 2019 USD ($) vessel scrubber	Jun. 30, 2018 USD ($)	Dec. 31, 2010	Sep. 11, 2019 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2008 vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under capital lease | vessel			1					1
Number of vessels sold and leased back | vessel			8
Lease term			10 years
Related party receivables			$ 6,344,000					$ 3,990,000
Golden Eclipse
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under capital lease | vessel									1
Charter term, total					10 years
Ship Finance International Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel		8	8
Lease term		10 years
Ship Finance International Ltd | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel	8		8
Purchase option, vessels	$ 112,000,000		$ 112,000,000
Charter term, extension	3 years		3 years
Daily charter rate, extension	$ 14,900			$ 14,900
Exhaust Gas Scrubbers Purchase
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase commitment, number of units | scrubber			20
Purchase commitment, remaining financial commitment			$ 26,700,000
Commitment To Install Ballast Water Treatment System
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase commitment, number of units | vessel			9
Purchase commitment, remaining financial commitment			$ 3,100,000
Singapore Marine
Unrecorded Unconditional Purchase Obligation [Line Items]
Increased availability			$ 10,000,000
Subordinated shareholder loan, term			5 years
Subsequent Event | Singapore Marine
Unrecorded Unconditional Purchase Obligation [Line Items]
Increased availability							$ 10,700,000
Related party receivables						$ 10,700,000